Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.8%)
Communication Services (1.0%)
	New York Times Co. Class A	144,870	7,417
	TKO Group Holdings Inc. Class A	22,817	2,489
	Iridium Communications Inc.	54,746	1,648
*	ZoomInfo Technologies Inc. Class A	86,392	1,061
			12,615
Consumer Discretionary (18.1%)
	Williams-Sonoma Inc.	56,794	16,653
*	TopBuild Corp.	27,982	11,695
	Toll Brothers Inc.	92,332	11,231
*	Floor & Decor Holdings Inc. Class A	94,357	11,027
	Texas Roadhouse Inc. Class A	59,129	10,210
	Wingstop Inc.	26,044	9,601
*	Skechers USA Inc. Class A	118,290	8,448
*	Crocs Inc.	53,627	8,347
*	Burlington Stores Inc.	33,967	8,154
	Tempur Sealy International Inc.	152,528	7,834
	Churchill Downs Inc.	60,102	7,783
*	Light & Wonder Inc.	79,727	7,612
	Murphy USA Inc.	16,789	7,366
*	Five Below Inc.	48,868	6,750
	Dick's Sporting Goods Inc.	27,298	6,214
	H&R Block Inc.	123,532	6,132
*	Duolingo Inc. Class A	31,695	6,066
	Hyatt Hotels Corp. Class A	39,152	5,774
	Autoliv Inc.	39,075	4,985
*	Planet Fitness Inc. Class A	75,647	4,814
	Service Corp. International	66,715	4,781
*	Valvoline Inc.	114,790	4,660
	Gentex Corp.	132,185	4,626
*	Ollie's Bargain Outlet Holdings Inc.	54,533	4,495
	Vail Resorts Inc.	22,185	4,187
*	Grand Canyon Education Inc.	26,171	3,728
	Wyndham Hotels & Resorts Inc.	48,480	3,430
	Boyd Gaming Corp.	61,527	3,281
	Brunswick Corp.	37,175	3,068
*	Mattel Inc.	137,701	2,450
	KB Home	32,549	2,298
*	YETI Holdings Inc.	49,220	2,005
	Travel + Leisure Co.	44,896	1,973
*	Capri Holdings Ltd.	49,546	1,712
*	RH	6,097	1,658
*	Hilton Grand Vacations Inc.	39,066	1,615
	Wendy's Co.	79,773	1,392
	Columbia Sportswear Co.	14,629	1,253
*	Visteon Corp.	11,064	1,232
	Choice Hotels International Inc.	10,743	1,216
			221,756
Consumer Staples (4.1%)
	Casey's General Stores Inc.	32,856	10,901
*	Celsius Holdings Inc.	131,279	10,500
*	elf Beauty Inc.	49,146	9,186
	Coca-Cola Consolidated Inc.	4,149	4,070
*	BellRing Brands Inc.	61,464	3,575
*	Coty Inc. Class A	332,885	3,449
*	Sprouts Farmers Market Inc.	36,872	2,912
	Ingredion Inc.	20,794	2,445
	Lancaster Colony Corp.	8,641	1,603
*	Boston Beer Co. Inc. Class A	3,841	1,205
			49,846
Energy (7.1%)
	Ovintiv Inc.	223,714	11,559

		Shares	Market Value ($000)
	Chord Energy Corp.	54,685	10,139
	Range Resources Corp.	213,647	7,886
*	Weatherford International plc	64,027	7,705
	Permian Resources Corp. Class A	453,491	7,433
*	Southwestern Energy Co.	975,067	7,342
	Matador Resources Co.	98,094	6,224
	Civitas Resources Inc.	82,229	6,049
*	Valaris Ltd.	55,503	4,296
	ChampionX Corp.	113,361	3,698
	DT Midstream Inc.	54,085	3,628
*	CNX Resources Corp.	134,382	3,534
	Antero Midstream Corp.	174,972	2,563
	Murphy Oil Corp.	55,262	2,365
	Equitrans Midstream Corp.	157,312	2,246
			86,667
Financials (8.7%)
	Kinsale Capital Group Inc.	19,491	7,477
*	WEX Inc.	37,837	7,088
	Interactive Brokers Group Inc. Class A	55,902	7,028
	Primerica Inc.	31,016	7,006
	Morningstar Inc.	23,062	6,648
	Houlihan Lokey Inc. Class A	46,143	6,245
	Equitable Holdings Inc.	147,218	6,108
	RenaissanceRe Holdings Ltd.	25,659	5,847
	East West Bancorp Inc.	67,347	4,996
	Erie Indemnity Co. Class A	12,808	4,642
	Evercore Inc. Class A	21,172	4,297
	Carlyle Group Inc.	91,992	3,952
	FirstCash Holdings Inc.	32,749	3,862
	RLI Corp.	23,112	3,374
	SEI Investments Co.	44,142	2,989
	Selective Insurance Group Inc.	29,536	2,883
	Voya Financial Inc.	36,490	2,767
*	Euronet Worldwide Inc.	20,960	2,443
	Cullen/Frost Bankers Inc.	23,887	2,426
	Commerce Bancshares Inc.	43,023	2,394
	Pinnacle Financial Partners Inc.	27,623	2,196
	Bank OZK	48,467	2,030
	MGIC Investment Corp.	91,782	1,927
	Hancock Whitney Corp.	39,674	1,854
	SLM Corp.	77,900	1,672
	First Financial Bankshares Inc.	45,420	1,362
	International Bancshares Corp.	20,359	1,157
			106,670
Health Care (9.7%)
*	Neurocrine Biosciences Inc.	88,099	11,929
*,1	Shockwave Medical Inc.	32,617	10,927
*	Sarepta Therapeutics Inc.	66,154	8,591
*	Medpace Holdings Inc.	20,647	7,977
*	Repligen Corp.	45,974	6,854
*	Penumbra Inc.	34,172	6,475
*	Exelixis Inc.	268,427	5,822
*	Acadia Healthcare Co. Inc.	81,646	5,625
*	Halozyme Therapeutics Inc.	116,953	5,180
*	United Therapeutics Corp.	18,722	5,151
*	Lantheus Holdings Inc.	60,638	4,962
	Chemed Corp.	8,001	4,435
	Encompass Health Corp.	39,937	3,450
	Bruker Corp.	49,268	3,227
*	HealthEquity Inc.	38,746	3,165
*	Masimo Corp.	24,368	3,034
*	Option Care Health Inc.	86,295	2,573
*	Arrowhead Pharmaceuticals Inc.	109,746	2,519
*	Jazz Pharmaceuticals plc	23,424	2,465
*	Haemonetics Corp.	26,998	2,270
*	Cytokinetics Inc.	43,007	2,086
*	Progyny Inc.	73,840	1,990
*	Roivant Sciences Ltd.	185,414	1,921
*	Azenta Inc.	31,554	1,594

		Shares	Market Value ($000)
*	Doximity Inc. Class A	53,999	1,497
*	Sotera Health Co.	109,905	1,229
*	Amedisys Inc.	12,110	1,104
*	LivaNova plc	17,685	1,080
			119,132
Industrials (28.9%)
	Carlisle Cos. Inc.	42,993	17,983
	EMCOR Group Inc.	41,652	16,188
	Lennox International Inc.	28,354	14,251
	Owens Corning	78,688	14,248
	Watsco Inc.	27,692	13,151
	Graco Inc.	149,444	12,068
	nVent Electric plc	146,900	11,955
	Advanced Drainage Systems Inc.	60,475	10,492
	Comfort Systems USA Inc.	31,530	10,321
	Woodward Inc.	53,387	9,957
	Lincoln Electric Holdings Inc.	50,644	9,944
	Tetra Tech Inc.	47,339	9,917
	ITT Inc.	72,689	9,659
*	Clean Harbors Inc.	44,535	9,646
*	Saia Inc.	23,505	9,625
*	Trex Co. Inc.	96,150	8,315
*	RBC Bearings Inc.	25,667	7,579
	BWX Technologies Inc.	81,022	7,465
*	FTI Consulting Inc.	30,834	6,623
	Applied Industrial Technologies Inc.	34,237	6,608
	UFP Industries Inc.	54,728	6,539
	Crane Co.	43,261	6,449
	Simpson Manufacturing Co. Inc.	37,782	6,269
	Curtiss-Wright Corp.	22,006	6,224
	MSA Safety Inc.	32,717	5,889
*	Chart Industries Inc.	37,176	5,838
*	Paylocity Holding Corp.	38,404	5,460
*	XPO Inc.	48,318	5,169
	Esab Corp.	50,161	5,158
*	Core & Main Inc. Class A	86,088	4,955
	AECOM	55,400	4,839
	Watts Water Technologies Inc. Class A	24,231	4,825
	AAON Inc.	59,705	4,481
	Donaldson Co. Inc.	60,629	4,467
	Brink's Co.	39,887	4,118
	Landstar System Inc.	21,642	3,939
	KBR Inc.	54,982	3,610
	Acuity Brands Inc.	13,781	3,578
	Toro Co.	44,367	3,558
	Maximus Inc.	39,446	3,396
*	GXO Logistics Inc.	66,359	3,333
	Fortune Brands Innovations Inc.	44,665	3,129
*	CACI International Inc. Class A	7,301	3,099
*	Middleby Corp.	23,735	3,060
*	Kirby Corp.	21,983	2,730
	Flowserve Corp.	52,301	2,599
	Hexcel Corp.	36,627	2,522
*	ExlService Holdings Inc.	83,275	2,487
	Exponent Inc.	22,868	2,175
	Science Applications International Corp.	16,138	2,173
	Terex Corp.	33,227	1,983
	Timken Co.	22,419	1,948
	MSC Industrial Direct Co. Inc. Class A	21,850	1,877
	Avis Budget Group Inc.	16,359	1,860
	EnerSys	15,365	1,657
	GATX Corp.	11,613	1,602
	Insperity Inc.	15,660	1,483
			354,473
Information Technology (12.1%)
*	GoDaddy Inc. Class A	124,684	17,410
*	Pure Storage Inc. Class A	262,975	15,855
*	Manhattan Associates Inc.	54,509	11,967
*	Dynatrace Inc.	212,276	9,707

		Shares	Market Value ($000)
*	Onto Innovation Inc.	43,456	9,417
*	Lattice Semiconductor Corp.	122,211	9,073
	Universal Display Corp.	38,577	6,778
	Vontier Corp.	136,638	5,463
*	Rambus Inc.	95,188	5,260
*	Dropbox Inc. Class A	226,809	5,110
*	Qualys Inc.	32,568	4,580
*	Appfolio Inc. Class A	18,102	4,133
	Littelfuse Inc.	15,433	3,960
*	Silicon Laboratories Inc.	28,242	3,563
	MKS Instruments Inc.	27,273	3,452
*	Cirrus Logic Inc.	27,224	3,123
*	MACOM Technology Solutions Holdings Inc.	30,554	3,090
	Cognex Corp.	67,075	3,053
*	Novanta Inc.	18,393	2,983
*	Teradata Corp.	86,620	2,825
*	Aspen Technology Inc.	12,383	2,608
*	Ciena Corp.	52,663	2,537
*	CommVault Systems Inc.	23,204	2,496
	Dolby Laboratories Inc. Class A	30,041	2,434
	Power Integrations Inc.	25,175	1,914
*	Blackbaud Inc.	23,088	1,799
*	Wolfspeed Inc.	52,271	1,343
*	Synaptics Inc.	14,243	1,335
*	IPG Photonics Corp.	11,792	1,023
*	Allegro MicroSystems Inc.	22,231	670
			148,961
Materials (6.0%)
	Reliance Inc.	50,885	15,305
	Eagle Materials Inc.	30,500	7,088
*	Axalta Coating Systems Ltd.	194,857	6,935
	RPM International Inc.	61,613	6,907
	AptarGroup Inc.	34,483	5,093
	Westlake Corp.	28,362	4,554
	Crown Holdings Inc.	49,808	4,193
	Royal Gold Inc.	30,244	3,877
	Louisiana-Pacific Corp.	36,935	3,386
	Cabot Corp.	32,882	3,364
	NewMarket Corp.	6,113	3,271
*	Knife River Corp.	35,574	2,515
*	Arcadium Lithium plc	557,100	2,468
	Olin Corp.	43,661	2,347
	Scotts Miracle-Gro Co.	14,132	985
*	MP Materials Corp.	51,015	828
			73,116
Real Estate (4.6%)
	Equity LifeStyle Properties Inc.	105,635	6,631
	American Homes 4 Rent Class A	168,944	6,089
	Lamar Advertising Co. Class A	44,971	5,311
	CubeSmart	109,489	4,632
	Gaming & Leisure Properties Inc.	101,639	4,563
	EastGroup Properties Inc.	26,182	4,325
	Rexford Industrial Realty Inc.	72,766	3,301
	Park Hotels & Resorts Inc.	185,944	2,949
	Omega Healthcare Investors Inc.	89,055	2,879
	STAG Industrial Inc.	80,395	2,819
	First Industrial Realty Trust Inc.	56,233	2,650
	Brixmor Property Group Inc.	117,142	2,637
	NNN REIT Inc.	59,803	2,498
	EPR Properties	41,414	1,699
	Rayonier Inc.	45,825	1,376
	National Storage Affiliates Trust	33,446	1,223
	COPT Defense Properties	38,782	957
			56,539
Utilities (0.5%)
	Essential Utilities Inc.	106,827	4,031

			Shares	Market Value ($000)
	IDACORP Inc.		17,505	1,671
				5,702
Total Common Stocks (Cost $984,931)				1,235,477
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund (Cost $389)	5.397%	3,892	389
Total Investments (100.8%) (Cost $985,320)				1,235,866
Other Assets and Liabilities—Net (-0.8%)				(9,827)
Net Assets (100%)				1,226,039
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2024	6	1,795	(6)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,224,550	—	10,927	1,235,477
Temporary Cash Investments	389	—	—	389
Total	1,224,939	—	10,927	1,235,866

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	6	—	—	6
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.